Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales
Hardware	$ 1,231	$ 561	$ 5,412	$ 3,031
Services and other	2,835	5,858	12,298	10,642
Total sales	4,066	6,419	17,698	13,673
Cost of sales
Hardware	1,100	564	4,434	2,544
Services and other	1,457	3,008	5,875	4,271
Total cost of sales (exclusive of depreciation and amortization shown below)	2,557	3,572	10,309	6,815
Gross profit	1,509	2,847	7,389	6,858
Operating expenses:
Sales and marketing expenses	503	418	2,078	1,061
Research and development expenses	321	157	991	893
General and administrative expenses	1,703	1,747	6,944	6,393
Depreciation and amortization expense	327	402	1,505	2,003
ConeXus acquistion stock issuance expense			1,971
Impairment loss on intangible assets				1,065
Lease termination expense	474
Total operating expenses	3,328	2,724	13,489	11,415
Operating income/(loss)	(1,819)	123	(6,100)	(4,557)
Other income (expenses):
Interest expense	(574)	(410)	(1,610)	(1,636)
Change in fair value of warrant liability	197	(8)	(153)	(42)
Gain on settlement of debt		866	872	1,008
Other income/(expense)	4		2	164
Total other income/(expense)	(373)	448	(889)	(506)
Income/(loss) before income taxes	(2,192)	571	(6,989)	(5,063)
Provision for income taxes	(46)	(79)	39	365
Net income/(loss)	(2,238)	492	(6,950)	(4,698)
Dividends on preferred stock	(111)	(113)	246	463
Net income/(loss) attributable to common shareholders	$ (2,349)	$ 379	$ (7,196)	$ (5,161)
Basic earnings/(loss) per common share	$ (0.03)	$ 0.01
Diluted earnings/(loss) per common share	$ (0.03)	$ 0.01
Net loss per common share - basic and diluted			$ (0.10)	$ (0.07)
Net loss attributable to common shareholders			$ (0.10)	$ (0.08)
Weighted average shares outstanding - basic and diluted			72,788	65,443
Weighted average shares outstanding - basic	82,582	67,112
Weighted average shares outstanding - diluted	82,582	67,112